Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2021
VARIABLE INTEREST ENTITIES [Abstract]
Schedule of VIE Amounts in Consolidated Balance Sheets
The following table represents amounts included in the Consolidated Balance Sheets attributable to AltaGas’ consolidated VIE:

As at	December 31, 2021	December 31, 2020
Current assets	$6	$7
Property, plant and equipment	357	358
Long-term investments and other assets	47	50
Current liabilities	(8)	(2)
Asset retirement obligations	(3)	(2)
Net assets	$399	$411